Provisions (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Disclosure of Provision Related to Investment

Provisions as at December 31, 2021 and 2020 consist of the following:

	31/12/21	31/12/20
Provision for legal claims	9,403	12,865
Provision for tax claims	229	360
Provision for warranties	2,839	3,745
Termination indemnities for sales agents	940	1,049
Other provisions	—	—
Total provisions	13,411	18,019
Less current portion	(2,839)	(3,745)
Non-current portion	10,572	14,274

Disclosure of Changes in Provision Related to Investment

Changes in the above provisions for the years ended December 31, 2021 and 2020 are analysed as follows:

	Provision for legal claims	Provision for tax claims	Provision for warranties	Termination indemnities for sales agents	Other Provisions	Total
Balance as at December 31, 2019	10,469	641	4,489	1,197	659	17,455
Provisions made during the year	5,403	103	969	—	—	6,475
Provisions used during the year	(2,907)	(384)	(1,713)	(148)	(659)	(5,811)
Provisions reversed during the year	(100)	—	—	—	—	(100)
Balance as at December 31, 2020	12,865	360	3,745	1,049	—	18,019
Provisions made during the year	1,110	—	455	237	—	1,802
Provisions used during the year	(4,572)	(105)	(1,339)	(346)	—	(6,362)
Provisions reversed during the year	—	(26)	(22)	—	—	(48)
Balance as at December 31, 2021	9,403	229	2,839	940	—	13,411